Additional Balance Sheet Information (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses	$ 1,200	$ 133	$ 172
Other receivables		67	67
Other current assets	0	4	22
Prepaid expenses and other current assets	1,313	204	261
Accounts payable and accrued expenses
Accounts payable	7,938	975	1,687
Accrued liabilities	4,239	1,359	248
Employee compensation		291	240
Other		27	27
Accounts payable and accrued expenses	$ 12,965	$ 2,652	$ 2,202